GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL.
GOODWILL

13.                               GOODWILL

The changes in carrying amounts of goodwill for the years ended December 31, 2011 and 2012 units were as follows:

	Year ended December 31, 2011
	56.com	Advertising	Total

Gross amount:
Beginning balance	$—	$5,045	$5,045
Acquisition of Wole Inc. (Note 5)	54,161	—	54,161
Exchange difference	193	224	417
Ending balance	54,354	5,269	59,623

Accumulated impairment loss:
Beginning balance	—	(625)	(625)
Ending balance	—	(625)	(625)
Goodwill, net	$54,354	$4,644	$58,998

	Year ended December 31, 2012
	Renren
	platform	Total

Gross amount:
Beginning balance	$59,623	$59,623
Exchange difference	675	675
Ending balance	60,298	60,298

Accumulated impairment loss:
Beginning balance	(625)	(625)
Ending balance	(625)	(625)
Goodwill, net	$59,673	$59,673

After one year of acquisition of Wole Inc., the 56.com and advertising reporting units have been fully integrated and renamed as Renren platform as of December 31, 2012.